Acquisitions (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands									9 Months Ended		12 Months Ended
	Aug. 30, 2021	Aug. 06, 2021	Jan. 26, 2021	Oct. 18, 2020	Dec. 31, 2019	Oct. 18, 2019	Oct. 04, 2019	Mar. 29, 2019	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase consideration:
Cash paid									$ 37,057			$ 76,342
Contingent consideration										$ 6,000	$ 6,000	7,870
Purchase price allocations:
Goodwill					$ 86,503				$ 81,775		58,522	$ 86,503	$ 41,083
Vertical Limit
Purchase consideration:
Cash paid								$ 16,250
Contingent consideration					$ 3,000			7,677
Business combination consideration transferred								23,927
Purchase price allocations:
Cash								14,815
Inventories								65
Prepaid expenses								72
Property and equipment								1,195
Other long-term assets								46
Goodwill								7,093
Business combination recognized identifiable assets acquired and liabilities assumed, Assets including goodwill, Total								31,286
Accounts payable								(5,621)
Accrued expenses								1,688
Capital lease obligations								(50)
Business combination recognized identifiable assets acquired goodwill and liabilities assumed, Net, Total								23,927
Vertical Limit | Customer relationships
Purchase price allocations:
Intangibles								6,100
Vertical Limit | Trademarks and tradenames
Purchase price allocations:
Intangibles								$ 1,900
Vinculums
Purchase consideration:
Cash paid							$ 43,595
Rollover equity							12,500
Contingent consideration							22,615
Business combination consideration transferred							78,710
Purchase price allocations:
Cash							37,574
Inventories							1,668
Prepaid expenses							318
Property and equipment							990
Other long-term assets							79
Goodwill							32,581
Business combination recognized identifiable assets acquired and liabilities assumed, Assets including goodwill, Total							112,810
Accounts payable							(14,830)
Accrued expenses							12,706
Capital lease obligations							(374)
Business combination recognized identifiable assets acquired goodwill and liabilities assumed, Net, Total							78,710
Vinculums | Customer relationships
Purchase price allocations:
Intangibles							35,100
Vinculums | Trademarks and tradenames
Purchase price allocations:
Intangibles							$ 4,500
Aerial
Purchase consideration:
Cash paid						$ 16,497
Rollover equity						1,000
Contingent consideration						5,825					$ 6,000
Timing payments				$ 1,500		1,447
Business combination consideration transferred						24,769
Purchase price allocations:
Cash						8,847
Inventories						150
Prepaid expenses						167
Property and equipment						1,446
Other long-term assets						28
Goodwill						14,698
Business combination recognized identifiable assets acquired and liabilities assumed, Assets including goodwill, Total						29,476
Accounts payable						(2,254)
Accrued expenses						789
Capital lease obligations						(1,016)
Business combination recognized identifiable assets acquired goodwill and liabilities assumed, Net, Total						24,769
Aerial | Customer relationships
Purchase price allocations:
Intangibles						3,800
Aerial | Trademarks and tradenames
Purchase price allocations:
Intangibles						$ 340
Fiber Network Solutions Acquisition
Purchase consideration:
Cash paid			$ 20,059
Rollover equity			2,000
Contingent consideration			8,200
Business combination consideration transferred			30,259
Purchase price allocations:
Property and equipment			9,978
Goodwill			8,082
Business combination recognized identifiable assets acquired and liabilities assumed, Assets including goodwill, Total			35,700
Capital lease obligations			(5,441)
Business combination recognized identifiable assets acquired goodwill and liabilities assumed, Net, Total			30,259
Fiber Network Solutions Acquisition | Customer relationships
Purchase price allocations:
Intangibles			17,370
Fiber Network Solutions Acquisition | Trademarks and tradenames
Purchase price allocations:
Intangibles			$ 270
Broken Arrow
Purchase consideration:
Cash paid		$ 5,000
Contingent consideration		5,735
Business combination consideration transferred		10,735
Purchase price allocations:
Accounts receivable		5,121
Inventories		133
Prepaid expenses		94
Property and equipment		219
Other long-term assets		32
Goodwill		4,433
Business combination recognized identifiable assets acquired and liabilities assumed, Assets including goodwill, Total		14,802
Accounts payable		(1,853)
Accrued expenses		(156)
Contract liabilities		(2,058)
Business combination recognized identifiable assets acquired goodwill and liabilities assumed, Net, Total		10,735
Broken Arrow | Customer relationships
Purchase price allocations:
Intangibles		4,690
Broken Arrow | Trademarks and tradenames
Purchase price allocations:
Intangibles		$ 80
Concurrent Group LLC
Purchase consideration:
Cash paid	$ 13,828
Rollover equity	6,000
Contingent consideration	10,210
Acquisition debt	14,143
Business combination consideration transferred	44,181
Purchase price allocations:
Cash	1,830
Accounts receivable	8,402
Inventories	25
Other current assets	10
Property and equipment	4,164
Other long-term assets	60
Goodwill	10,738
Business combination recognized identifiable assets acquired and liabilities assumed, Assets including goodwill, Total	50,745
Accounts payable	(1,932)
Accrued expenses	(830)
Contract liabilities	(639)
Capital lease obligations	(3,163)
Business combination recognized identifiable assets acquired goodwill and liabilities assumed, Net, Total	44,181
Concurrent Group LLC | Customer relationships
Purchase price allocations:
Intangibles	24,186
Concurrent Group LLC | Trademarks and tradenames
Purchase price allocations:
Intangibles	$ 1,330